FRANKLIN TEMPLETON GROUP OF FUNDS

                              PROSPECTUS SUPPLEMENT

                              DATED OCTOBER 1, 1996

The prospectuses for the above Funds are hereby supplemented by adding the following paragraph to the section "HOW TO BUY SHARES OF THE FUND - OFFERING PRICE - CLASS I" or to the section entitled "ABOUT YOUR ACCOUNT - HOW DO I BUY SHARES".

         During the period October 1, 1996 through December 31, 1996, the securities firm of TFS Securities, Inc. ("TFS") will receive the full initial sales commission with respect to purchases originated by TFS, from Franklin Templeton Distributors, Inc., the principal underwriter for the above funds.

FRANKLIN GROUP OF FUNDS(R)

AGE HIGH INCOME FUND
Dated October 1, 1996
FRANKLIN ASSET ALLOCATION FUND
Dated May 1, 1996, as amended August 1, 1996
FRANKLIN BALANCE SHEET INVESTMENT FUND
Dated March 1, 1996
FRANKLIN VALUE FUND
Dated March 11, 1996, as supplemented September 1, 1996
FRANKLIN BLUE CHIP FUND
Dated June 3, 1996
FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
Dated August 1, 1996
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND
Dated November 1, 1995
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND
Dated November 1, 1995
FRANKLIN CUSTODIAN FUNDS, INC.
(FCF - GROWTH, UTILITIES, DYNATECH, INCOME AND
U.S. GOVERNMENT SECURITIES SERIES)AND THE SEPARATE
PROSPECTUSES FOR INCOME SERIES AND U.S. GOVERNMENT
SECURITIES SERIES
All dated February 1, 1996, as amended  September 16, 1996
RANKLIN EQUITYFUND
Dated November 1, 1995, as amended February 2, 1996, and as supplemented July 1, 1996
FRANKLIN FEDERAL TAX-FREE INCOME FUND
Dated September 1, 1996
FRANKLIN GOLD FUND
Dated December 1, 1996, as supplemented March 1, 1996 and July 1, 1996 TEMPLETON PACIFIC GROWTH FUND
Dated March 1, 1996, as supplemented April 19, 1996 and July 1, 1996
TEMPLETON FOREIGN SMALLER COMPANIES FUND
Dated  March 1, 1996, as supplemented May 24, 1996, July 1, 1996 and August 30, 1996
FRANKLIN GLOBAL GOVERNMENT INCOME FUND
Dated  March 1, 1996, as supplemented July 1, 1996
FRANKLIN SHORT-INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND
Dated March 1, 1996, as supplemented July 1, 1996
FRANKLIN CONVERTIBLE SECURITIES FUND
Dated March 1, 1996, as supplemented July 1, 1996
FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND
Dated March 1, 1996, as supplemented July 1, 1996
FRANKLIN EQUITY INCOME FUND
Dated March 1, 1996, as supplemented July 1, 1996
FRANKLIN ADJUSTABLE RATE SECURITIES FUND
Dated March 1, 1996, as supplemented July 1, 1996
FRANKLIN CORPORATE QUALIFIED DIVIDENDS FUND
Dated  February 1, 1996, as supplemented July 1, 1996
FRANKLIN RISING DIVIDENDS FUND
Dated February 1, 1996, as amended April 3, 1996
FRANKLIN INVESTMENT GRADE INCOME FUND
Dated February 1, 1996, as supplemented March 28, 1996 and July 1, 1996 FRANKLIN MUNICIPAL SECURITIES TRUST (HAWAII, WASHINGTON, TENNESSEE
AND ARKANSAS MUNICIPAL BOND FUNDS)
Dated October 1, 1996
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND
Dated October 1, 1996
FRANKLIN NEW YORK TAX-FREE INCOME FUND, INC.
Dated October 1, 1996, as amended October 1, 1996
FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND
Dated May 1, 1996, as amended September 1, 1996
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND
Dated May 1, 1996
FRANKLIN PARTNERS FUNDS(R)
(FPF - FRANKLIN TAX-ADVANTAGED INTERNATIONAL BOND, U.S. GOVERNMENT
SECURITIES AND HIGH YIELD SECURITIES FUNDS)
Dated May 1, 1996 as  supplemented June 28, 1996
FRANKLIN REAL ESTATE SECURITIES FUND
Dated September 1, 1996
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Dated February 1, 1996
FRANKLIN CALIFORNIA GROWTH FUND
Dated September 1, 1996
FRANKLIN STRATEGIC INCOME FUND
Dated September 1, 1996
FRANKLIN GLOBAL UTILITIES FUND
Dated September 1, 1996
FRANKLIN SMALL CAP GROWTH FUND
Dated September 1, 1996
FRANKLIN MIDCAP GROWTH FUND
Dated September 1, 1996
FRANKLIN MICROCAP VALUE FUND
Dated December 12, 1996, as amended July 11, 1996
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
Dated July 1, 1996
FRANKLIN TAX FREE TRUST
(TF1 - INSURED, MASSACHUSETTS INSURED, MICHIGAN INSURED,
MINNESOTA INSURED, OHIO INSURED, ARIZONA INSURED AND
FLORIDA INSURED TAX-FREE INCOME FUNDS)
Dated July 1, 1996,
(TF2 - ALABAMA, FLORIDA, GEORGIA, KENTUCKY, LOUISIANA,
MARYLAND, MISSOURI, NORTH CAROLINA, TEXAS AND VIRGINIA TAX-FREE INCOME FUNDS) Dated July 1, 1996
(TF3 - ARIZONA, COLORADO, CONNECTICUT, INDIANA, MICHIGAN, NEW
JERSEY, OHIO, OREGON, PENNSYLVANIA, PUERTO RICO AND HIGH YIELD TAX-FREE INCOME FUNDS)
Dated July 1, 1996
FRANKLIN TEMPLETON GERMAN GOVERNMENT BOND FUND
Dated March 1, 1996, as amended October 1, 1996
FRANKLIN TEMPLETON INTERNATIONAL CURRENCY FUNDS
(GLOBAL, HARD AND HIGH INCOME CURRENCY FUNDS)
 Dated March 1, 1996, as amended October 1, 1996

TEMPLETON GROUP OF FUNDS
TEMPLETON GROWTH FUND, INC.
Dated January 1, 1996 as supplemented March 1, 1996,
June 1, 1996 and July 1, 1996
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Dated January 1, 1996 as supplemented March 1, 1996, May 15, 1996
June 1, 1996 and July 1, 1996
TEMPLETON GLOBAL REAL ESTATE FUND
TEMPLETON FOREIGN FUND
Dated January 1, 1996 as amended May 15, 1996 and and supplemented June 1, 1996 and July 1, 1996
TEMPLETON WORLD FUND
Dated  January 1, 1996 as supplemented March 1, 1996,
June 1, 1996, June 24, 1996, and July 1, 1996
TEMPLETON GLOBAL BOND FUND
Dated January 1, 1996 as amended May 15, 1996 and supplemented June 1, 1996 and July 1, 1996
TEMPLETON AMERICAN TRUST, INC.
Dated May 1, 1996 as supplemented on June 1, 1996
and July 1, 1996
TEMPLETON GROWTH AND INCOME FUND
TEMPLETON GLOBAL INFRASTRUCTURE FUND
TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
TEMPLETON REGION FUNDS
FRANKLIN TEMPLETON JAPAN FUND
Dated August 1, 1996
TEMPLETON GLOBAL OPPORTUNITIES TRUST
Dated May 1, 1996 as amended September 1, 1996 and supplemented June 1, 1996
TEMPLETON DEVELOPING MARKETS TRUST
Dated May 1, 1996 as supplemented on June 1, 1996 and
July 1, 1996


(each as may be further amended and supplemented from time to time)

                                                     TLTFS STKR1 10/96